Significant accounting policies - Basis of preparation (Details)	Dec. 31, 2022	Jun. 17, 2021
Ardmore Shipping Corporation
Significant accounting policies
Equity Method Investment, Ownership Percentage	100.00%
Anglo Ardmore Ship Management Limited
Significant accounting policies
Equity Method Investment, Ownership Percentage	50.00%
Anglo Ardmore Ship Management Limited | Corporate Joint Venture [Member]
Significant accounting policies
Equity Method Investment, Ownership Percentage	50.00%
e1 Marine LLC | Corporate Joint Venture [Member]
Significant accounting policies
Equity Method Investment, Ownership Percentage	33.33%	33.33%
Element 1 Corp.
Significant accounting policies
Equity Method Investment, Ownership Percentage	10.00%	10.00%